EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2023	2022	2023	2022	2023	2022
Business services	14% - 50%	14% - 50%	14% - 50%	14% - 50%	$465	$243
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	1,058	889
Industrials	13% - 54%	9% - 54%	13% - 50%	9% - 50%	631	933
Total					$2,154	$2,065

Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2023 and 2022:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2023	2022	2023	2022	2023	2022
Business services	14% - 50%	14% - 50%	14% - 50%	14% - 50%	$465	$243
Infrastructure services	17% - 50%	17% - 50%	17% - 50%	17% - 50%	1,058	889
Industrials	13% - 54%	9% - 54%	13% - 50%	9% - 50%	631	933
Total					$2,154	$2,065

Disclosure of change in equity investments
The following table presents the change in the equity accounted investments balance for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$2,065	$1,480
Acquisitions through business combinations (1)	—	461
Additions (2)	464	134
Dispositions (3)	(354)	—
Share of net income	132	165
Share of other comprehensive income (loss)	1	2
Distributions received	(172)	(167)
Foreign currency translation	18	(10)
Balance at end of period	$2,154	$2,065
____________________________________
(1)See Note 3 for additional information.
(2)Includes an addition of $228 million related to the recognition of our technology services operation as an equity accounted investment. See Note 8 for additional information.
(3)Includes a disposition of $338 million related to the derecognition of our graphite electrode operation as an equity accounted investment.

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2023 and 2022:

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$825	$2,809	$3,634	$521	$2,509	$3,030	$604
Infrastructure services	2,505	8,164	10,669	1,516	4,495	6,011	4,658
Industrials	1,083	1,722	2,805	479	1,123	1,602	1,203
Total	$4,413	$12,695	$17,108	$2,516	$8,127	$10,643	$6,465

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$372	$432	$804	$337	$107	$444	$360
Infrastructure services	2,529	8,458	10,987	1,595	5,695	7,290	3,697
Industrials	1,682	2,353	4,035	789	566	1,355	2,680
Total	$4,583	$11,243	$15,826	$2,721	$6,368	$9,089	$6,737
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$315	$51	$(6)	$45
Infrastructure services	4,900	(294)	(99)	(393)
Industrials	3,082	424	(4)	420
Total	$8,297	$181	$(109)	$72

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2023 and 2022:

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$825	$2,809	$3,634	$521	$2,509	$3,030	$604
Infrastructure services	2,505	8,164	10,669	1,516	4,495	6,011	4,658
Industrials	1,083	1,722	2,805	479	1,123	1,602	1,203
Total	$4,413	$12,695	$17,108	$2,516	$8,127	$10,643	$6,465

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$372	$432	$804	$337	$107	$444	$360
Infrastructure services	2,529	8,458	10,987	1,595	5,695	7,290	3,697
Industrials	1,682	2,353	4,035	789	566	1,355	2,680
Total	$4,583	$11,243	$15,826	$2,721	$6,368	$9,089	$6,737
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287

	Year ended December 31, 2022
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$621	$197	$5	$202
Infrastructure services	5,614	95	2	97
Industrials	3,462	456	9	465
Total	$9,697	$748	$16	$764

	Year ended December 31, 2021
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$315	$51	$(6)	$45
Infrastructure services	4,900	(294)	(99)	(393)
Industrials	3,082	424	(4)	420
Total	$8,297	$181	$(109)	$72

Disclosure of fair value of equity accounted investments

	2023		2022
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$36	$—	$35	$—
Industrials	—	—	107	336
Total	$36	$—	$142	$336